Subsequent events	9 Months Ended
Sep. 30, 2018
Disclosure Text Block [Abstract]
Subsequent Events [Text Block]
20	Subsequent events

Subsequent to September 30, 2018, stock options to purchase 15,000 shares with an exercise price of C$0.26 were exercised and the Company received proceeds of C$3,900. In addition, stock options to purchase 150,000 Designated Shares with an exercise price of C$0.26 were terminated and an aggregate of 74,801 common shares were issued.